Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 6
Entity Central Index Key	0000746518
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM California Muni Income Fund
Class Name	Class A
Trading Symbol	PBCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM California Muni Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class A	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Bloomberg Municipal Bond Index generated positive total returns, with intermediate bonds leading performance. Following three 25-basis-point rate cuts in 2025, the U.S. Federal Reserve (Fed) adopted a more hawkish tone in 2026 as inflation concerns rose amid geopolitical tensions, which put upward pressure on oil prices, and renewed tariff escalations. In light of demand, Municipal-to-Treasury ratios richened — particularly in the second quarter of 2026 as investors reassessed the possibility of a rate hike — but cheapened in July and August as rate volatility increased and supply remained elevated. That said, resilient consumer spending, robust capital and business investment, and continued tax revenue generation supported municipal credit fundamentals.
■
The following contributed most to the Fund’s performance relative to the Bloomberg California 1-15 Year Municipal Intermediate Index (the “Index”) during the period: a significant overweight to the long end of the yield curve as the curve flattened; overweight positioning in housing bonds, particularly Freddie Mac multi-family deals; and overweight positioning in airport bonds.
■
The following detracted most from the Fund’s performance relative to the Index during the period: duration positioning, as municipal bond rates sold off in line with broader market sentiment, and positioning in specific university housing bonds.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the period, financial futures were used to help manage duration positioning and yield curve exposure. In addition, credit default swaps were used to manage credit risk. Financial futures contributed to performance, while credit default swaps had a negligible impact.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-0.21%	-0.09%	1.15%
Class A without sales charges	3.14%	0.57%	1.49%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg California 1-15 Year Municipal Intermediate Index	2.22%	0.92%	N/A

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 398,264,188
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 984,375
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 398,264,188
Number of fund holdings	282
Total advisory fees paid for the year	$ 984,375
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.0
AA	51.1
A	23.6
BBB	12.3
BB	1.2
Not Rated	4.3
Cash/Cash Equivalents	0.5
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM California Muni Income Fund
Class Name	Class C
Trading Symbol	PCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM California Muni Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class C	$165	1.63%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Bloomberg Municipal Bond Index generated positive total returns, with intermediate bonds leading performance. Following three 25-basis-point rate cuts in 2025, the U.S. Federal Reserve (Fed) adopted a more hawkish tone in 2026 as inflation concerns rose amid geopolitical tensions, which put upward pressure on oil prices, and renewed tariff escalations. In light of demand, Municipal-to-Treasury ratios richened — particularly in the second quarter of 2026 as investors reassessed the possibility of a rate hike — but cheapened in July and August as rate volatility increased and supply remained elevated. That said, resilient consumer spending, robust capital and business investment, and continued tax revenue generation supported municipal credit fundamentals.
■
The following contributed most to the Fund’s performance relative to the Bloomberg California 1-15 Year Municipal Intermediate Index (the “Index”) during the period: a significant overweight to the long end of the yield curve as the curve flattened; overweight positioning in housing bonds, particularly Freddie Mac multi-family deals; and overweight positioning in airport bonds.
■
The following detracted most from the Fund’s performance relative to the Index during the period: duration positioning, as municipal bond rates sold off in line with broader market sentiment, and positioning in specific university housing bonds.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the period, financial futures were used to help manage duration positioning and yield curve exposure. In addition, credit default swaps were used to manage credit risk. Financial futures contributed to performance, while credit default swaps had a negligible impact.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	1.07%	-0.34%	0.62%
Class C without sales charges	2.07%	-0.34%	0.62%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg California 1-15 Year Municipal Intermediate Index	2.22%	0.92%	N/A

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 398,264,188
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 984,375
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 398,264,188
Number of fund holdings	282
Total advisory fees paid for the year	$ 984,375
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.0
AA	51.1
A	23.6
BBB	12.3
BB	1.2
Not Rated	4.3
Cash/Cash Equivalents	0.5
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM California Muni Income Fund
Class Name	Class Z
Trading Symbol	PCIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM California Muni Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class Z	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Bloomberg Municipal Bond Index generated positive total returns, with intermediate bonds leading performance. Following three 25-basis-point rate cuts in 2025, the U.S. Federal Reserve (Fed) adopted a more hawkish tone in 2026 as inflation concerns rose amid geopolitical tensions, which put upward pressure on oil prices, and renewed tariff escalations. In light of demand, Municipal-to-Treasury ratios richened — particularly in the second quarter of 2026 as investors reassessed the possibility of a rate hike — but cheapened in July and August as rate volatility increased and supply remained elevated. That said, resilient consumer spending, robust capital and business investment, and continued tax revenue generation supported municipal credit fundamentals.
■
The following contributed most to the Fund’s performance relative to the Bloomberg California 1-15 Year Municipal Intermediate Index (the “Index”) during the period: a significant overweight to the long end of the yield curve as the curve flattened; overweight positioning in housing bonds, particularly Freddie Mac multi-family deals; and overweight positioning in airport bonds.
■
The following detracted most from the Fund’s performance relative to the Index during the period: duration positioning, as municipal bond rates sold off in line with broader market sentiment, and positioning in specific university housing bonds.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the period, financial futures were used to help manage duration positioning and yield curve exposure. In addition, credit default swaps were used to manage credit risk. Financial futures contributed to performance, while credit default swaps had a negligible impact.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	3.34%	0.87%	1.75%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg California 1-15 Year Municipal Intermediate Index	2.22%	0.92%	N/A

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 398,264,188
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 984,375
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 398,264,188
Number of fund holdings	282
Total advisory fees paid for the year	$ 984,375
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.0
AA	51.1
A	23.6
BBB	12.3
BB	1.2
Not Rated	4.3
Cash/Cash Equivalents	0.5
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM California Muni Income Fund
Class Name	Class R6
Trading Symbol	PCIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM California Muni Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class R6	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Bloomberg Municipal Bond Index generated positive total returns, with intermediate bonds leading performance. Following three 25-basis-point rate cuts in 2025, the U.S. Federal Reserve (Fed) adopted a more hawkish tone in 2026 as inflation concerns rose amid geopolitical tensions, which put upward pressure on oil prices, and renewed tariff escalations. In light of demand, Municipal-to-Treasury ratios richened — particularly in the second quarter of 2026 as investors reassessed the possibility of a rate hike — but cheapened in July and August as rate volatility increased and supply remained elevated. That said, resilient consumer spending, robust capital and business investment, and continued tax revenue generation supported municipal credit fundamentals.
■
The following contributed most to the Fund’s performance relative to the Bloomberg California 1-15 Year Municipal Intermediate Index (the “Index”) during the period: a significant overweight to the long end of the yield curve as the curve flattened; overweight positioning in housing bonds, particularly Freddie Mac multi-family deals; and overweight positioning in airport bonds.
■
The following detracted most from the Fund’s performance relative to the Index during the period: duration positioning, as municipal bond rates sold off in line with broader market sentiment, and positioning in specific university housing bonds.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the period, financial futures were used to help manage duration positioning and yield curve exposure. In addition, credit default swaps were used to manage credit risk. Financial futures contributed to performance, while credit default swaps had a negligible impact.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	3.35%	0.88%	2.08% (10/26/2017)
Bloomberg Municipal Bond Index	4.12%	0.54%	2.10%
Bloomberg California 1-15 Year Municipal Intermediate Index	2.22%	0.92%	1.90%

Performance Inception Date	Oct. 26, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 398,264,188
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 984,375
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 398,264,188
Number of fund holdings	282
Total advisory fees paid for the year	$ 984,375
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.0
AA	51.1
A	23.6
BBB	12.3
BB	1.2
Not Rated	4.3
Cash/Cash Equivalents	0.5
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.